Derivative Instruments (Schedule Of Effect Of Interest Rate Swap On Total Interest Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Interest on Revolver	$ (15,352)		$ (11,614)		$ (16,546)
Interest on Senior Notes	(24,750)		(16,706)
Debt issuance costs	(5,779)		(5,278)		(4,392)
Bank fees	(1,748)		(1,294)		(585)
Interest rate swaps			(1,090)		(3,356)
Capitalized interest	3,342	[1]	391	[1]	226	[1]
Total interest expense	$ (44,287)		$ (35,591)		$ (24,653)

[1]	Capitalized interest primarily relates to the construction efforts on the Marcellus Shale and Panhandle systems.